Share-based payment arrangements - Long term incentive plan 2020 (Equity-settled) (Details)							12 Months Ended
	Apr. 01, 2020	Apr. 01, 2020	Apr. 01, 2020 shares	Apr. 01, 2019	Apr. 01, 2019 shares	Apr. 01, 2019 shares	Dec. 31, 2020 installment	Dec. 31, 2019 shares	Apr. 30, 2020 installment	Apr. 30, 2019 installment
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period								5 years
Number of options granted (in shares)							0	0
Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years			3 years
Number of installments									3	3
Executive Committee | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares)		144,392	144,392		152,346	152,346
Long term incentive plan 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of installments							3
Long term incentive plan 2020 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage							100.00%
Vesting period							3 years
Number of installments							3
Long term incentive plan 2020 | Executive Committee | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage							100.00%
Vesting period							3 years